Income Taxes - Summary of Earnings From Continuing Operations (Detail) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings from continuing operations before income taxes:
Domestic												$ 121.2	$ 123.3	$ 157.2
Foreign												75.1	63.9	47.4
Earnings before income taxes	$ 19.2	$ 62.8	$ 59.1	$ 53.9	$ 20.6	$ 37.7	$ 51.0	$ 52.4	$ 46.1	$ 41.9	$ 74.4	$ 196.3	$ 187.2	$ 204.6